9. Going Concern (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ (1,095,278)	$ (104,970)	$ (1,299,111)	$ (213,685)	$ (626,361)	$ (467,434)
Cash flows from operations			(528,684)	$ (109,177)	(445,673)	(400,803)
Accumulated deficit	$ 457,377		$ 457,377		$ (1,978,794)	$ (1,352,433)